Northern Lights Fund Trust

The FX Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for The FX Strategy Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 9, 2017 (SEC Accession No. 0001580642-17-002882).